Stock compensation and other employee benefit plans - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Employee and company contributions, amount		$ 0.6	$ 0.3	$ 0.0
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee contributions percentage		100.00%
Employee contributions percentage First		3.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee contributions percentage Second		50.00%
Employee contributions percentage final		2.00%
2021 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of common stock outstanding	4.00%
Number of common shares reserved for issuance	12,645,239
2021 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of accumulated payroll deductions		85.00%
Common stock issued		0
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years